UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  12/31/98

Check here if Amendment [ ]; Amendment Number: ________

     This Amendment (Check only one):       [ ] is a restatement
                                            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

         Name:             First Austin Capital Management, Inc
         Address:          1600 West 38th Street, Suite 412
                           Austin, TX 7873

Form 13F File Number:      28-_______________

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorize to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:             Mark A. Coffelt
Title:            President
Phone:            (512) 458-8165

Signature, Place, and Date of Signing

/s/Mark A. Coffelt             Austin, TX                    12/31/98
[Signature]                 [City, State]                    [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager





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

                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE
ACR Group                      Com              00087B101       16     4000 SH       Sole                   4000
Advest Group                   Com              007566102      403    18060 SH       Sole                  18060
Anchor Gaming                  Com              033037102     4799    65000 SH       Sole                  65000
Applebees                      Com              037899101     4919   236920 SH       Sole                 236920
Autodesk                       Com              05276910       317    11500 SH       Sole                  11500
Berkshire Hathaway             Com              084670108      840       12 SH       Sole                     12
Bob Evans Farms                Com              096761101       28     1060 SH       Sole                   1060
Brinker Int'l                  Com              109641100       25      860 SH       Sole                    860
Centex Construction Products   Com              15231R10      4412   108600 SH       Sole                 108600
Centex Corp                    Com         XXX  15231210        61     1360 SH       Sole                   1360
Champion Enterprises           Com              158496109     4297   156950 SH       Sole                 156950
Clair's Stores                 Com              179584107     5454   266060 SH       Sole                 266060
Coachmen Industries            Com              189873102     4092   155900 SH       Sole                 155900
Columbia Energy Group          Com              19764810        48      830 SH       Sole                    830
Conseco Inc.                   Com              208464107      269     8818 SH       Sole                   8818
Cooper Companies               Com              21664840      2149   103900 SH       Sole                 103900
Countrywide Credit             Com              222372104       30      590 SH       Sole                    590
Diagnostic Products            Com              252450101        6      200 SH       Sole                    200
Diebold Inc.                   Com              253651103       30      850 SH       Sole                    850
Dime Bancorp Inc.              Com              25429Q102      340    12950 SH       Sole                  12950
Dress Barn                     Com              261570105      217    14420 SH       Sole                  14420
Ducommon Inc.                  Com              264147109      566    41000 SH       Sole                  41000
Esterline Technologies         Com              297425100     2047    94100 SH       Sole                  94100
Ethan Allen Interiors          Com              29760210      4885   119150 SH       Sole                 119150
Federal Natl Mortgage          Com              313586109       15      200 SH       Sole                    200
Finova Group Inc.              Com              317928109       39      720 SH       Sole                    720
First Union Corp.              Com              337358105      933    15345 SH       Sole                  15345
FirstFed Financial             Com              337907109     3820   213700 SH       Sole                 213700
Franklin Covey Company         Com              433286307     1628    97200 SH       Sole                  97200
Golden State Bancorp           Com              38119710      3772   226900 SH       Sole                 226900
Herman Miller                  Com              600544100       76     2840 SH       Sole                   2840
Hon Industries                 Com              438092108      739    30890 SH       Sole                  30890
Household International        Com              441815107       16      400 SH       Sole                    400
Jo-Ann Stores                  Com              30284620       226    14000 SH       Sole                  14000
Jones Apparel Group            Com              48007410        59     2660 SH       Sole                   2660
Katy Industries                Com              486026107      303    17300 SH       Sole                  17300
Kaufman and Broad Home Corp    Com              486168107     4223   146900 SH       Sole                 146900
Kimbell Int'l Class "B"        Com              494274103      216    11400 SH       Sole                  11400
Lafarge Corp                   Com              505862102     5381   132870 SH       Sole                 132870
Lehman Brothers                Com              524908100      365     8290 SH       Sole                   8290
Liz Claiborne                  Com              539320101       45     1440 SH       Sole                   1440
MTS Systems                    Com              553777103      250    18820 SH       Sole                  18820
Maytag                         Com              578592107       56      900 SH       Sole                    900
Mentor Corp                    Com              587188103     1162    49710 SH       Sole                  49710
Modtech Inc.                   Com              607914108     2701   177100 SH       Sole                 177100
Monaco Coach Corp              Com              60886R103      117     4200 SH       Sole                   4200
Myers Inc.                     Com              628464109      343    11950 SH       Sole                  11950
National RV Holdings Inc.      Com              637277104     4331   168200 SH       Sole                 168200
Nautica Enterprises, Inc.      Com              63908910      3788   255700 SH       Sole                 255700
North Face Inc.                Com              659317101     1434   110300 SH       Sole                 110300
OfficeMax                      Com              67622M108     5243   428000 SH       Sole                 428000


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

                                                            VALUE    SHARES/ SH/ PUT/ INVSTMT ---VOTING AUTHORITY---
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE
Oshkosh B'Gosh Class "A"       Com              688222207     3788   255700 SH       Sole                 255700
Pilgrim Prime Rate Trust       Com              72146W103       18     1900 SH       Sole                   1900
Pimco Commercial Mortgage      Com              693388100       14     1000 SH       Sole                   1000
Pomeroy Computer Resources Inc.Com              731822102     3566   158500 SH       Sole                 158500
Power Corp                     Com              739239101     1121    51750 SH       Sole                  51750
Reliastar Financial Corp.      Com              75952U103       51     1100 SH       Sole                   1100
Resource Bancshares            Com              761197102     4490   271100 SH       Sole                 271100
Roberts Pharmaceuticals        Com              770491108      688    48340 SH       Sole                  48340
Ross Stores                    Com              778296103      688    17510 SH       Sole                  17510
Sallie Mae                     Com              78442A109       49     1020 SH       Sole                   1020
Sea Conatiners Class "A"       Com              811371707     2983    99640 SH       Sole                  99640
Seariver Maritime Zero Coupon  Com              302293AA3      161   360000 SH       Sole                 360000
Seattle Film Works Inc.        Com              812572105      468   101180 SH       Sole                 101180
Shelby Williams                Com              822135109     1948   162300 SH       Sole                 162300
Southdown Inc.                 Com              841297104      358     6044 SH       Sole                   6044
Sovereign Bancorp Inc.         Com              84590510      4377   309900 SH       Sole                 309900
SpaceLabs Medical              Com              846247104      467    20400 SH       Sole                  20400
Saint John's Knits             Com              79028910      1322    50860 SH       Sole                  50860
Standard Pacific Corp          Com              85375C101     3668   259700 SH       Sole                 259700
Storage Technology             Com              862111200       84     2340 SH       Sole                   2340
Symantec Corp.                 Com              871503108     5715   264320 SH       Sole                 264320
Tadiran, Ltd.  ADR             Com              873593107     2499    68700 SH       Sole                  68700
Timken Co.                     Com              887389104       30     1600 SH       Sole                   1600
Tommy Hilfiger Corp.           Com              G8915Z102      962    16040 SH       Sole                  16040
Varco Int'l Inc.               Com              92212610       392    50530 SH       Sole                  50530
Vicorp Restaurants             Com              925817108     2831   182660 SH       Sole                 182660
Washington Mutual Inc.         Com              939322103      921    24010 SH       Sole                  24010
Warnaco Group, Inc.            Com              93439010        26     1030 SH       Sole                   1030
Well Fargo & Co. Adj Pref "B"  Pref             949746200        4       75 SH       Sole                     75
Werner Enterprises             Com              950755108      224    12673 SH       Sole                  12673
Winnebago                      Com              974637100       82     5430 SH       Sole                   5430


Form 13F SUMMARY PAGE
Report Summary

Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      82

Form 13F Information Table Value Total:     $123,492
                                           (thousands)




List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.